RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2014
RESTRUCTURING CHARGES [Abstract]
Restructuring cost by segment
The following table summarizes the restructuring and other costs by segment and discontinued operations for the years ended December 31, 2014 and 2013:

(in thousands)	2014	2013
Flavors & Fragrances	$83,871	$22,284
Color	—	7,065
Corporate & Other	6,679	2,386
Total Continuing Operations	90,550	31,735
Discontinued Operations	10,998	—
Total Restructuring	$101,548	$31,735

Summary of restructuring costs
The Company recorded restructuring and other charges in continuing operations for the years ended December 31, 2014 and 2013, as follows:

(in thousands)	Selling & Administrative	Cost of Products Sold	Total
2014
Employee separations	$17,794	$—	$17,794
Long-lived asset impairment	63,431	—	63,431
Gain on asset sales	(602)	—	(602)
Write-down of inventory	—	1,914	1,914
Other costs(1)	8,013	—	8,013
Total	$88,636	$1,914	$90,550
(1)Other costs include decommissioning costs, professional services, personnel moving costs, other related costs and 2014 proxy contest costs.

(in thousands)	Selling & Administrative	Cost of Products Sold	Total
2013
Employee separations	$18,081	$—	$18,081
Long-lived asset impairment	4,176	—	4,176
Gain on asset sales	(3,019)	—	(3,019)
Write-down of inventory	—	1,840	1,840
Other costs(2)	10,657	—	10,657
Total	$29,895	$1,840	$31,735
(2)Other costs include decommissioning costs, professional services, personnel (other than employee separations) and moving related costs.

Summary of accrual for restructuring and other charges
Activities impacting the Company’s reserve for restructuring and other charges for the years ended December 31, 2014 and 2013 were as follows:

(in thousands)	Employee Separations	Assets Related and Other	Total
Balance as of December 31, 2012	$—	$—	$—
Restructuring and other costs	18,081	13,654	31,735
Gain on sale of assets	—	3,019	3,019
Cash spent	(13,505)	(9,069)	(22,574)
Reduction of assets	—	(6,016)	(6,016)
Translation adjustment	(14)	—	(14)
Balance as of December 31, 2013	$4,562	$1,588	$6,150
Restructuring and other costs	18,951	82,597	101,548
Gain on sale of assets	—	602	602
Cash spent	(7,067)	(8,773)	(15,840)
Reduction of assets	—	(75,117)	(75,117)
Translation adjustment	(1,537)	—	(1,537)
Balance as of December 31, 2014	$14,909	$897	$15,806